SHARE CAPITAL AND SHARE BASED COMPENSATION - Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares (in '000s)
Options, outstanding (in shares)	1,163,178	1,163,178
Options, vested during the year (in shares)	296,982
Options, outstanding and exercisable (in shares)	569,215	272,233
Weighted average exercise price
Weighted average exercise price, options, outstanding (in dollars per share)	$ 10.20	$ 10.20
Weighted average exercise price, options, vested during the year (in dollars per share)	10.20
Weighted average exercise price, options, outstanding and exercisable (in dollars per share)	$ 10.20	$ 10.00
Weighted average remaining contractual term (years)
Weighted average remaining contractual term, options, outstanding (years)	2 years	2 years
Weighted average remaining contractual term, options, outstanding and exercisable (years)	2 years	3 years